Summary of Significant Accounting Policies - Warrants (Details)	Dec. 07, 2021 tradingDay $ / shares shares	Mar. 09, 2021 $ / shares shares	Jan. 31, 2022 $ / shares shares	Jul. 07, 2021 $ / shares	Jun. 21, 2019 $ / shares shares
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)			$ 9.3844
Warrant outstanding (in shares) | shares			1,065,594
Threshold trading days | tradingDay	20
Threshold trading days range | tradingDay	30
Warrants, expiration period			8 years 2 months 4 days
Period 1
Class of Warrant or Right [Line Items]
Share price triggering share issuance (in dollars per share)	$ 15.00
Period 2
Class of Warrant or Right [Line Items]
Share price triggering share issuance (in dollars per share)	17.00
Period 3
Class of Warrant or Right [Line Items]
Share price triggering share issuance (in dollars per share)	19.00
Period 4
Class of Warrant or Right [Line Items]
Share price triggering share issuance (in dollars per share)	$ 21.00
Common Class A
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)					$ 0.00001
Warrant outstanding (in shares) | shares					1,049,801
Sale of stock, price per share (in dollars per share)				$ 10.00
Public Warrants
Class of Warrant or Right [Line Items]
Warrant outstanding (in shares) | shares			6,899,982
Public Warrants | Common Class A
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)		$ 11.50
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrant outstanding (in shares) | shares	2,966,667		5,933,333
Warrants, expiration period	5 years
dMY IV, LLC
Class of Warrant or Right [Line Items]
Equity units issued (in shares) | shares		34,500,000
dMY IV, LLC | Common Class A
Class of Warrant or Right [Line Items]
Equity units issued, shares called per unit (in shares) | shares		1
dMY IV, LLC | Redeemable Warrant
Class of Warrant or Right [Line Items]
Equity units issued, shares called per unit (in shares) | shares		0.2
Warrant exercise price (in dollars per share)		$ 10.00
dMY IV, LLC | Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)	$ 11.50
Warrant outstanding (in shares) | shares	5,933,333
Sale of stock, price per share (in dollars per share)	$ 1.50